Derivative Liabilities (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedges, Liabilities [Roll Forward]
Balance, beginning of period	$ 131,173	$ 658,286	$ 658,286	$ 2,198,162
Conversion of equity warrants to liabilities			192,173
Addition from debt restructurings			1,592,134
Reduction from debt conversions			(1,207,813)
Reduction from warrant exercise			(37,672)
(Gain) loss on change in fair value for the period	93,046	(160,118)	(1,065,935)	(1,539,876)
Balance, end of period	$ 224,219	$ 498,168	$ 131,173	$ 658,286